Trade receivables - Movement table bad debt reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Beginning of period	€ (1,273)	€ (1,475)	€ (1,532)
Addition	(517)	(689)	(852)
Usage	483	259	301
Reversal	906	632	608
End of period	€ (400)	€ (1,273)	€ (1,475)